Financial Instruments - Foreign Currency Risk Sensitivity Analysis (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit and loss [Member] | Financial instruments [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 119	$ 87	$ 51
Profit and loss [Member] | Financial instruments [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(71)	(49)	(30)
Profit and loss [Member] | Financial instruments [Member] | SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	34	(33)	(47)
Profit and loss [Member] | Financial instruments [Member] | RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	7	6
Profit and loss [Member] | Derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	1	2	0
Profit and loss [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	5	1	7
Equity [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 7	$ 17	$ 1